Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin U.S. Government Money Fund
Entity Central Index Key	0000038778
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class A
Trading Symbol	FMFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.50%
[1],[2],[3]
Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 5,229,311,540
Holdings Count | $ / shares	97	[4]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$5,229,311,540
Total Number of Portfolio Holdings*	97
[4]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class C
Trading Symbol	FTQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$58	1.15%
[6],[7],[8]
Expenses Paid, Amount	$ 58	[6]
Expense Ratio, Percent	1.15%	[6]
Net Assets	$ 5,229,311,540
Holdings Count | $ / shares	97	[9]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$5,229,311,540
Total Number of Portfolio Holdings*	97
[9]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class R
Trading Symbol	FRQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$51	1.01%
[11],[12],[13]
Expenses Paid, Amount	$ 51	[11]
Expense Ratio, Percent	1.01%	[11]
Net Assets	$ 5,229,311,540
Holdings Count | $ / shares	97	[14]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$5,229,311,540
Total Number of Portfolio Holdings*	97
[14]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class R6
Trading Symbol	FRRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$24	0.47%
[16],[17],[18]
Expenses Paid, Amount	$ 24	[16]
Expense Ratio, Percent	0.47%	[16]
Net Assets	$ 5,229,311,540
Holdings Count | $ / shares	97	[19]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$5,229,311,540
Total Number of Portfolio Holdings*	97
[19]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class P1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class P1
Trading Symbol	FVTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P1[1]	$31	0.60%
[21],[22],[23]
Expenses Paid, Amount	$ 31	[21]
Expense Ratio, Percent	0.60%	[21]
Net Assets	$ 5,229,311,540
Holdings Count | $ / shares	97	[24]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$5,229,311,540
Total Number of Portfolio Holdings*	97
[24]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[25]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
†	Annualized.

[4]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[5]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[6]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[8]
†	Annualized.

[9]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[10]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[11]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[12]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[13]
†	Annualized.

[14]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[15]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[16]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[18]
†	Annualized.

[19]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[20]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[21]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[23]
†	Annualized.

[24]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[25]
*	Reflects holdings of The U.S. Government Money Market Portfolio.